Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.8%
Ambev SA	23,997	$62,444
Banco do Brasil SA	5,792	24,447
JBS NV, Class A(a)	2,389	35,094
Petroleo Brasileiro SA - Petrobras	8,777	54,985
PRIO SA(a)	3,207	22,632
Suzano SA	1,135	10,158
Vale SA	11,914	150,235
Vibra Energia SA	1,943	9,071
		369,066
Chile — 0.5%
Cencosud SA	5,308	16,670
Empresas CMPC SA	5,036	7,053
Empresas Copec SA	1,384	9,850
Enel Americas SA	58,875	5,708
Enel Chile SA	119,670	9,283
		48,564
China — 30.8%
3SBio Inc.(b)	7,000	28,213
AAC Technologies Holdings Inc.	2,000	9,464
Agricultural Bank of China Ltd., Class A	5,200	5,914
Agricultural Bank of China Ltd., Class H	82,000	61,513
Anhui Conch Cement Co. Ltd., Class H	4,500	13,566
Anhui Gujing Distillery Co. Ltd., Class B	1,300	16,382
Autohome Inc., ADR	538	12,783
Baidu Inc., Class A(a)	12,600	185,766
Bank of China Ltd., Class H	247,000	148,821
Bank of Communications Co. Ltd., Class A	11,900	12,785
Bank of Communications Co. Ltd., Class H	34,000	31,238
Beijing Enterprises Holdings Ltd.	3,000	13,131
BYD Electronic International Co. Ltd.	4,000	17,130
China CITIC Bank Corp. Ltd., Class H	33,000	30,438
China Coal Energy Co. Ltd., Class H	11,000	14,863
China Communications Services Corp. Ltd., Class H	10,000	6,265
China Construction Bank Corp., Class H	334,000	351,870
China Feihe Ltd.(b)	25,000	13,318
China Galaxy Securities Co. Ltd., Class H	7,000	9,189
China Gas Holdings Ltd.	17,800	19,684
China Hongqiao Group Ltd.	6,500	25,909
China Life Insurance Co. Ltd., Class H	26,000	90,221
China Longyuan Power Group Corp. Ltd., Class H	11,000	9,737
China Mengniu Dairy Co. Ltd.	10,000	19,362
China Merchants Bank Co. Ltd., Class A	5,300	32,260
China Merchants Bank Co. Ltd., Class H	11,500	77,541
China Merchants Port Holdings Co. Ltd.	8,000	16,122
China Minsheng Banking Corp. Ltd., Class A	10,100	5,847
China Minsheng Banking Corp. Ltd., Class H	22,500	12,588
China National Building Material Co. Ltd., Class H	10,000	6,733
China Overseas Land & Investment Ltd.	5,000	8,573
China Pacific Insurance Group Co. Ltd., Class H	9,600	38,224
China Petroleum & Chemical Corp., Class H	62,000	35,183
China Railway Group Ltd., Class A	9,500	7,309
China Railway Group Ltd., Class H	25,000	12,574
China Resources Beer Holdings Co. Ltd.	6,000	21,512
China Resources Land Ltd.	4,500	17,521
China Resources Power Holdings Co. Ltd.	8,000	19,119
China State Construction Engineering Corp. Ltd., Class A	14,000	10,313
China State Construction International Holdings Ltd.	12,000	14,327
China Tower Corp. Ltd., Class H(b)	27,400	43,378
China United Network Communications Ltd., Class A	13,500	10,349
China Vanke Co. Ltd., Class A(a)	2,000	1,526
Security	Shares	Value
China (continued)
CITIC Ltd.	19,000	$29,784
Cosco Shipping Holdings Co. Ltd., Class A	4,300	8,899
Cosco Shipping Holdings Co. Ltd., Class H	12,500	21,280
CRRC Corp. Ltd., Class H	25,000	19,872
CSPC Pharmaceutical Group Ltd.	30,000	30,617
Dongfeng Motor Group Co. Ltd., Class H(a)	8,000	9,484
Fosun International Ltd.	16,000	10,004
GCL Technology Holdings Ltd.(a)	28,000	4,187
Geely Automobile Holdings Ltd.	25,000	54,644
Great Wall Motor Co. Ltd., Class H	12,500	24,146
Guangdong Investment Ltd.	6,000	5,770
Guotai Haitong Securities Co. Ltd., Class H(b)	6,800	13,598
Haier Smart Home Co. Ltd., Class A	9,600	32,924
Haitian International Holdings Ltd.	1,000	2,808
Hengan International Group Co. Ltd.	2,500	9,034
Huaneng Power International Inc., Class H	16,000	12,779
Huayu Automotive Systems Co. Ltd., Class A	2,000	5,505
Industrial & Commercial Bank of China Ltd., Class A	6,500	7,459
Industrial & Commercial Bank of China Ltd., Class H	227,000	188,187
Industrial Bank Co. Ltd., Class A	3,000	8,968
JD.com Inc., Class A	7,500	112,193
Jiangsu Expressway Co. Ltd., Class H	4,000	5,143
Jiangxi Copper Co. Ltd., Class H	4,000	15,836
KE Holdings Inc., Class A	2,257	13,013
Kunlun Energy Co. Ltd.	6,000	5,731
Lenovo Group Ltd.	42,000	52,597
Li Ning Co. Ltd.	9,000	20,172
New China Life Insurance Co. Ltd., Class H	3,400	20,331
Orient Overseas International Ltd.	500	8,125
People's Insurance Co. Group of China Ltd. (The), Class H	30,000	27,245
PetroChina Co. Ltd., Class H	40,000	44,704
Ping An Insurance Group Co. of China Ltd., Class H	18,000	131,732
Postal Savings Bank of China Co. Ltd., Class H(b)	47,000	33,251
Qfin Holdings, Inc.	509	9,941
SAIC Motor Corp. Ltd., Class A	2,700	5,738
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,000	7,135
Shanghai Pudong Development Bank Co. Ltd., Class A	5,000	8,129
Sinopharm Group Co. Ltd., Class H	5,600	14,445
Sinotruk Hong Kong Ltd.	3,000	10,439
Sunny Optical Technology Group Co. Ltd.	2,300	18,873
Tingyi Cayman Islands Holding Corp.	6,000	9,210
Tsingtao Brewery Co. Ltd., Class H	2,000	13,529
Vipshop Holdings Ltd., ADR	1,917	37,650
Want Want China Holdings Ltd.	7,000	4,195
Weichai Power Co. Ltd., Class H	10,000	24,841
Wens Foodstuff Group Co. Ltd., Class A	2,400	6,138
Xiaomi Corp., Class B(a)(b)	44,200	234,955
Xinyi Solar Holdings Ltd.(c)	30,000	12,460
Zhejiang Expressway Co. Ltd., Class H	2,000	1,941
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,000	9,928
ZTE Corp., Class H(c)	3,400	13,794
		2,971,924
Greece — 0.4%
Alpha Bank SA	6,778	27,673
Jumbo SA	402	12,762
		40,435
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	950	8,416
Richter Gedeon Nyrt	774	22,927
		31,343

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India — 14.0%
Aurobindo Pharma Ltd.	1,352	$18,587
Bajaj Auto Ltd.	163	16,572
Bank of Baroda	4,176	13,571
Bharat Petroleum Corp. Ltd.	3,618	14,572
Canara Bank	11,272	19,164
Cipla Ltd.	1,448	24,827
Coal India Ltd.	298	1,256
DLF Ltd.	1,063	8,628
Dr Reddy's Laboratories Ltd.	2,948	41,602
HCL Technologies Ltd.	2,470	45,007
Hero MotoCorp Ltd.	277	19,167
Hindalco Industries Ltd.	3,944	35,803
Hindustan Petroleum Corp. Ltd.	3,091	15,854
Indian Oil Corp. Ltd.	7,312	13,262
Indus Towers Ltd.(a)	10,241	46,074
IndusInd Bank Ltd.(a)	728	7,007
Info Edge India Ltd.	1,772	26,445
Infosys Ltd.	10,569	185,442
Jindal Steel Ltd.	903	10,576
JSW Steel Ltd.	1,032	13,434
LTIMindtree Ltd.(b)	203	13,896
Lupin Ltd.	717	16,738
Mahindra & Mahindra Ltd.	3,385	142,507
Maruti Suzuki India Ltd.	431	76,826
MRF Ltd.	6	10,242
NTPC Ltd.	13,746	50,333
Oil & Natural Gas Corp. Ltd.	8,878	24,222
Power Finance Corp. Ltd.	1,284	5,226
Punjab National Bank	10,056	14,043
REC Ltd.	2,918	11,826
Samvardhana Motherson International Ltd.	15,165	19,799
Shriram Finance Ltd.	2,686	25,671
State Bank of India	5,881	64,549
Sun Pharmaceutical Industries Ltd.	3,885	79,694
Tata Consultancy Services Ltd.	2,480	87,355
Tata Motors Passenger Vehicles Limited	6,406	25,644
Tata Steel Ltd.	13,574	25,564
Tech Mahindra Ltd.	1,406	23,950
Union Bank of India Ltd.	12,136	20,877
Vedanta Ltd.	2,123	12,529
Wipro Ltd.	6,963	19,510
		1,347,851
Indonesia — 2.1%
Astra International Tbk PT	149,100	58,731
Bank Mandiri Persero Tbk PT	66,000	19,170
Bank Negara Indonesia Persero Tbk PT	22,300	5,712
Charoen Pokphand Indonesia Tbk PT	32,600	9,067
Indofood Sukses Makmur Tbk PT	19,200	8,478
Telkom Indonesia Persero Tbk PT	392,000	83,329
United Tractors Tbk PT	7,600	12,795
		197,282
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	11,101	18,806
Malaysia — 0.6%
AMMB Holdings Bhd	4,000	5,764
CIMB Group Holdings Bhd	13,100	24,272
IOI Corp. Bhd	9,300	8,989
Kuala Lumpur Kepong Bhd	900	4,399
MISC Bhd	6,000	10,915
Security	Shares	Value
Malaysia (continued)
RHB Bank Bhd	4,000	$6,730
		61,069
Mexico — 3.2%
Alfa SAB de CV, Class A	12,393	9,724
America Movil SAB de CV, Series B, Class B	126,969	146,249
Arca Continental SAB de CV	3,194	31,935
Cemex SAB de CV, NVS	27,793	29,887
Coca-Cola Femsa SAB de CV	3,697	32,368
Gruma SAB de CV, Class B	1,252	21,832
Grupo Bimbo SAB de CV, Series A, Class A	4,742	15,055
Grupo Financiero Inbursa SAB de CV, Class O	3,876	9,258
Promotora y Operadora de Infraestructura SAB de CV	1,084	14,802
		311,110
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	151	3,742
Philippines — 0.6%
Ayala Corp.	710	5,751
BDO Unibank Inc.	6,010	13,435
Metropolitan Bank & Trust Co.	6,820	7,675
PLDT Inc.	240	5,298
SM Investments Corp.	1,630	20,568
SM Prime Holdings Inc.	4,700	1,845
		54,572
Poland — 1.2%
Bank Polska Kasa Opieki SA	402	22,057
KGHM Polska Miedz SA(a)	392	22,738
LPP SA	1	4,662
ORLEN SA	1,768	45,527
PGE Polska Grupa Energetyczna SA(a)	7,254	19,619
		114,603
Qatar — 0.3%
Commercial Bank PSQC (The)	4,205	4,648
Industries Qatar QSC	2,930	9,767
Ooredoo QPSC	4,792	16,778
		31,193
Saudi Arabia — 3.1%
Almarai Co. JSC	1,417	16,884
Arab National Bank	2,129	12,591
Banque Saudi Fransi	2,156	9,452
Etihad Etisalat Co.	1,045	17,520
Jarir Marketing Co.	3,938	13,333
Riyad Bank	929	6,390
SABIC Agri-Nutrients Co.	344	10,695
Saudi Awwal Bank	2,396	19,577
Saudi Basic Industries Corp.	1,198	17,612
Saudi Electricity Co.	1,949	7,334
Saudi Telecom Co.	14,896	169,528
		300,916
South Africa — 4.2%
Absa Group Ltd.	1,714	20,881
Gold Fields Ltd.	2,346	99,192
Harmony Gold Mining Co. Ltd.	2,258	44,137
Impala Platinum Holdings Ltd.	1,610	20,262
MTN Group Ltd.	7,252	67,027
Nedbank Group Ltd.	1,624	24,264
Pepkor Holdings Ltd.(b)	13,554	20,749
Reinet Investments SCA	481	16,276
Remgro Ltd.	1,710	17,380
Sasol Ltd.(a)	1,946	12,702
Sibanye Stillwater Ltd.(a)	6,782	22,380

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Vodacom Group Ltd.	4,781	$37,491
		402,741
South Korea — 10.9%
DB Insurance Co. Ltd.	231	19,619
Hankook Tire & Technology Co. Ltd.	428	17,911
Hyundai Mobis Co. Ltd.	472	99,528
Hyundai Motor Co.	687	122,352
Industrial Bank of Korea	1,155	16,168
Kia Corp.	1,564	121,522
Korea Electric Power Corp.	895	32,185
LG Corp.	884	47,494
LG Display Co. Ltd.(a)	1,053	9,017
LG Electronics Inc.	540	31,513
LG H&H Co. Ltd.	35	6,594
LG Uplus Corp.	1,240	12,698
POSCO Holdings Inc.	183	38,618
Samsung Electronics Co. Ltd.	6,411	440,326
Samsung SDS Co. Ltd.	263	30,192
		1,045,737
Taiwan — 18.3%
ASE Technology Holding Co. Ltd.	14,000	102,693
Asia Cement Corp.	3,000	3,712
Asustek Computer Inc.	4,000	76,763
Catcher Technology Co. Ltd.	3,000	19,218
Cathay Financial Holding Co. Ltd.	27,000	55,276
Chailease Holding Co. Ltd.	3,060	10,055
Compal Electronics Inc.	21,000	19,683
E Ink Holdings Inc.	3,000	18,400
Eva Airways Corp.	11,000	11,966
Evergreen Marine Corp. Taiwan Ltd.	11,000	63,008
Far Eastern New Century Corp.	5,000	4,497
Formosa Chemicals & Fibre Corp.	10,000	10,659
Formosa Plastics Corp.	10,000	13,280
Gigabyte Technology Co. Ltd.	2,000	15,569
Globalwafers Co. Ltd.	1,000	12,004
Gold Circuit Electronics Ltd.	1,000	20,275
Hon Hai Precision Industry Co. Ltd.	53,000	381,915
Innolux Corp.	29,000	12,538
Inventec Corp.	6,000	8,356
KGI Financial Holding Co. Ltd.	50,560	25,393
Largan Precision Co. Ltd.	1,000	70,452
Lite-On Technology Corp.	7,000	35,567
MediaTek Inc.	7,000	311,940
Nan Ya Plastics Corp.	7,000	13,185
Novatek Microelectronics Corp.	2,000	24,860
Pegatron Corp.	12,000	27,604
Quanta Computer Inc.	12,000	108,164
Realtek Semiconductor Corp.	2,000	33,282
TCC Group Holdings Co. Ltd.	10,000	7,289
Unimicron Technology Corp.	3,000	17,896
United Microelectronics Corp.	69,000	101,309
Vanguard International Semiconductor Corp.	4,000	11,575
Wan Hai Lines Ltd.	3,000	7,717
Wistron Corp.	5,000	23,113
Yageo Corp.	7,000	52,588
Yang Ming Marine Transport Corp.	10,000	16,599
Zhen Ding Technology Holding Ltd.	4,000	18,593
		1,766,993
Thailand — 1.1%
Charoen Pokphand Foods PCL, NVDR	29,500	18,633
CP Axtra PCL, NVDR	14,500	7,322
Security	Shares	Value
Thailand (continued)
Kasikornbank PCL, NVDR	3,000	$17,397
Krung Thai Bank PCL, NVDR	14,500	12,404
PTT Exploration & Production PCL, NVDR	4,600	15,231
PTT PCL, NVDR	14,300	13,671
SCB X PCL, NVDR	2,500	10,106
Siam Cement PCL (The), NVDR	1,100	6,388
		101,152
Turkey — 0.7%
Akbank TAS	10,994	16,773
Turk Hava Yollari AO	3,656	23,480
Turkiye Is Bankasi AS, Class C	32,324	10,338
Yapi ve Kredi Bankasi A/S(a)	15,375	12,787
		63,378
United Arab Emirates — 1.3%
Aldar Properties PJSC	7,067	15,689
Emaar Properties PJSC	20,554	74,470
Emirates NBD Bank PJSC	5,499	36,532
		126,691
Total Common Stocks — 97.6% (Cost: $8,220,264)		9,409,168
Preferred Stocks
Brazil — 1.0%
Axia Energia, Preference Shares	722	9,095
Gerdau SA, Preference Shares, NVS	3,047	10,943
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	12,605	74,857
		94,895
South Korea — 1.1%
Hyundai Motor Co.
Preference Shares, NVS	94	12,311
Series 2, Preference Shares, NVS	149	19,741
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,524	77,942
		109,994
Total Preferred Stocks — 2.1% (Cost: $184,519)		204,889
Rights
Taiwan — 0.0%
Unimicron Technology Corp., (Expires 01/12/26, Strike Price TWD 116.00)	3,000	152
Total Rights — 0.0% (Cost: $—)		152
Total Long-Term Investments — 99.7% (Cost: $8,404,783)		9,614,209

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	17,079	$17,088
Total Short-Term Securities — 0.2% (Cost: $17,088)		17,088
Total Investments — 99.9% (Cost: $8,421,871)		9,631,297
Other Assets Less Liabilities — 0.1%		7,877
Net Assets — 100.0%		$9,639,174

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,680	$13,408 (a)	$—	$—	$—	$17,088	17,079	$108 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	10	—
				$—	$—	$17,088		$118	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	12/19/25	$25	$170
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,062,227	$8,346,941	$—	$9,409,168
Preferred Stocks	94,895	109,994	—	204,889
Rights	—	152	—	152
Short-Term Securities
Money Market Funds	17,088	—	—	17,088
	$1,174,210	$8,457,087	$—	$9,631,297
Derivative Financial Instruments(a)
Assets
Equity Contracts	$170	$—	$—	$170

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company